SCHEDULE OF MERCHANT ADVANCES (Details) - Merchant Advances [Member] - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Principal	$ 1,770,159	$ 1,858,157	$ 2,960,946
Less: unamortized debt discount			(1,966,881)
Merchant cash advances, net	$ 1,770,159	$ 1,858,157	$ 994,065